consolidated statements of income and other comprehensive income - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
OPERATING REVENUES
Service	$ 18,012	$ 17,588
Equipment	2,334	2,551
Operating revenues (arising from contracts with customers)	20,346	20,139
Other income	160	247
Operating revenues and other income	20,506	20,386
OPERATING EXPENSES
Goods and services purchased	7,706	7,639
Employee benefits expense	5,878	5,907
Depreciation	2,454	2,513
Amortization of intangible assets	1,605	1,523
Impairment of goodwill	500
Total	18,143	17,582
OPERATING INCOME	2,363	2,804
Financing costs	1,161	1,576
INCOME BEFORE INCOME TAXES	1,202	1,228
Income taxes	425	290
NET INCOME	777	938
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	51	(101)
Foreign currency translation adjustment arising from translating financial statements of foreign operations	(19)	133
Total items that may subsequently be reclassified to income	32	32
Items never subsequently reclassified to income
Change in measurement of investment financial assets	6	(20)
Employee defined benefit plan re-measurements	16	5
Total items never subsequently reclassified to income	22	(15)
Total	54	17
COMPREHENSIVE INCOME	831	955
NET INCOME ATTRIBUTABLE TO:
Common Shares	1,113	993
Non-controlling interests	(336)	(55)
NET INCOME	777	938
COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Common Shares	1,178	937
Non-controlling interests	(347)	18
COMPREHENSIVE INCOME	$ 831	$ 955
NET INCOME PER COMMON SHARE
Basic	$ 0.73	$ 0.67
Diluted	$ 0.72	$ 0.67
TOTAL WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic	1,531	1,488
Diluted	1,535	1,493